Share-based plans - Stock Options Exercise Price Range (Details)	12 Months Ended
	Dec. 31, 2021 Options € / shares	Dec. 31, 2020 Options € / shares	Dec. 31, 2019 Options € / shares
Ranges of exercise prices
Outstanding number of options | Options	3,013,309	3,201,074	3,489,000
Outstanding options weighted average remaining contractual life	1 year 4 months 28 days	2 months 10 days
Outstanding options weighted average exercise price in Euro	€ 72.44	€ 71.50	€ 70.32
Exercisable number of options | Options	3,013,309	3,201,074
Exercisable options weighted average exercise price in Euro	€ 72.44	€ 71.50
45.01-50.00
Ranges of exercise prices
Outstanding number of options | Options	488,745	630,870
Outstanding options weighted average remaining contractual life	6 months 25 days	1 year 5 months 8 days
Outstanding options weighted average exercise price in Euro	€ 49.93	€ 49.91
Exercisable number of options | Options	488,745	630,870
Exercisable options weighted average exercise price in Euro	€ 49.93	€ 49.91
45.01-50.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	45.01	45.01
45.01-50.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	50.00	50.00
50.01-55.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	50.01	50.01
50.01-55.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	€ 55.00	€ 55.00
55.01-60.00
Ranges of exercise prices
Outstanding number of options | Options	31,080	31,080
Outstanding options weighted average remaining contractual life	11 months 1 day	1 year 11 months 1 day
Outstanding options weighted average exercise price in Euro	€ 58.63	€ 58.63
Exercisable number of options | Options	31,080	31,080
Exercisable options weighted average exercise price in Euro	€ 58.63	€ 58.63
55.01-60.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	55.01	55.01
55.01-60.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	60.00	60.00
60.01-65.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	60.01	60.01
60.01-65.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	65.00	65.00
65.01-70.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	65.01	65.01
65.01-70.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	70.00	70.00
70.01-75.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	70.01	70.01
70.01-75.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	€ 75.00	€ 75.00
75.01-80.00
Ranges of exercise prices
Outstanding number of options | Options	2,493,484	2,539,124
Outstanding options weighted average remaining contractual life	1 year 6 months 29 days	2 years 6 months 29 days
Outstanding options weighted average exercise price in Euro	€ 77.02	€ 77.03
Exercisable number of options | Options	2,493,484	2,539,124
Exercisable options weighted average exercise price in Euro	€ 77.02	€ 77.03
75.01-80.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	75.01	75.01
75.01-80.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	€ 80.00	€ 80.00